91-601

[Note: Form 19b-4(e) will not appear in the Code of Federal Regulations.]

For Internal Use Only See File No. 91 -	Submit 1 Original and 9 Copies	OMB Approval No.: 3235-0504 Expires: 07/31/2001 Estimated average burden hours per response: 2.00

[redacted]

05072336

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I	Initial Listing Report
1.	Name of Self-Regulatory Organization Listing New Derivative Securities Product: New York Stock Exchange, Inc
2.	Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Open-end Management Investment Company
3.	Class of New Derivative Securities Product: Investment Company Units (Exchange Traded Fund)
4.	Name of Underlying Instrument: PowerShares FTSE™ RAFI US 1000 Portfolio (based on the FTSE™ RAFI US 1000 Index).
5.	If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based: Broad-Based
6.	Ticker Symbol(s) of New Derivative Securities Product: PRF
7.	Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: NYSE, Nasdaq Stock Market, Amex
8.	Settlement Methodology of New Derivative Securities Product: Regular-way trades settle on T+3 / Book-entry only held in DTC.
9.	Position Limits of New Derivative Securities Product (if applicable): N/A

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Mary Yeager

Title:
Assistant Corporate Secretary

Telephone Number:
(212) 656-2062

Manual Signature of Official Responsible for Form:

Date:
December 19, 2005

PROCESSED
DEC 2 2 2005
THOMSON
FINANCIAL

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	December 21, 2005

Mary Yeager
Assistant Secretary

New York Stock Exchange, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
DEC 21 2005
DIVISION OF MARKET REGULATION

December 19, 2005

Gail Jackson
Paralegal Specialist
Division of Market Regulation
Securities and Exchange Commission
100 F Street, NE, Room 6628
Washington, D.C. 20549

Re: Form 19b-4(e) for PowerShares FTSE™ US 1000 Portfolio

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the New York Stock Exchange, Inc. encloses for filing one original and nine copies of a Form 19b-4(e) for PowerShares FTSE™ US 1000 Portfolio ("Fund") based on the FTSE™ RAFI US 1000 Index.

The Fund began trading on the Exchange on a fully listed basis on December 19, 2005. The New York Stock Exchange's rules for listing and trading products of this nature are found in Section 703.16 of the Exchange's Listed Company Manual.

Sincerely,

Enclosure

cc: Florence Harmon

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(c)
Public Availability:	